Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Registrant Name	dei_EntityRegistrantName	FORUM FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000315774
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 25, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2018
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
DF Dent Premier Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DF Dent Premier Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of the DF Dent Premier Growth Fund (the "Fund") is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees<br /> (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br /> (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	1.10% on the first $150 million in Fund net assets and to 0.90% on net assets exceeding $150 million through October 31, 2019 (the "Expense Cap").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 150,000,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights due to a reduction in the expense cap for Investor Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time periods described below. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities, consisting of common, preferred and convertible stock of domestic companies and real estate investment trusts ("REITs") that the Adviser believes possess superior long-term growth characteristics and have strong, sustainable earnings prospects and reasonably valued stock prices. The Fund may also invest in companies that do not have particularly strong earnings histories but do have other attributes that the Adviser believes may contribute to accelerated growth in the foreseeable future. The Fund primarily invests in medium- and large-size domestic companies. For these purposes, the Adviser defines medium-size companies as those with market capitalizations in the range of $3 billion to $20 billion, and large-size companies as those with market capitalizations greater than $20 billion.

The Fund's investment strategy also permits the Fund to invest in small-size companies, which, according to the Adviser, are companies that typically have market capitalizations under $3 billion.

If the Fund is not invested primarily in medium- and large-size domestic companies due to, among other things, decreases in the market capitalization of those companies in the Fund's portfolio since they were purchased, the Fund will limit new investments to medium- and large-size domestic companies.

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments. Under normal market conditions, the Fund will typically hold approximately 25-50 stocks.

In purchasing Fund investments, the Adviser's process begins with an economic analysis of prospective Fund investments across a range of industries, including, but not limited to, investments in the information technology sector, in which the Fund currently invests a significant portion of its net assets. The Adviser then uses fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, are consistent producers and/or exhibit sustainable growth.

The Adviser may sell a stock in the Fund's portfolio if, for example, the Adviser believes it has become overvalued or its fundamentals have changed. The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Fund due to appreciation. In addition, the Fund may strategically invest a significant portion of the Fund's total assets in cash or cash equivalents if in certain market conditions other appropriate investments for the Fund are not available at prices the Adviser believes are favorable to the Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

Capital Gains Risk. The sale of securities held in the Fund's portfolio may generate capital gains if the value of a security sold has appreciated since the time of the Fund's initial investment. There can be no guarantee that the Fund will not distribute such capital gains.

Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund's performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer's credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Equity Risk. Equity holdings, which include common stocks may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Focused Fund Risk. The Fund employs a strategy of investing in the securities of a limited number of companies, some of which may be in the same industry, sector or geographic region. As a result, the Fund may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Fund's net asset value. Further, the Fund may be more sensitive to events affecting a single industry, sector or geographic region. The use of such a focused investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a portfolio that is more broadly invested.

Growth Company Risk. The Fund's investments in growth securities may be more sensitive to company earnings and more volatile than the market in general primarily because their stock prices are based heavily on future expectations. If the Adviser's assessment of the prospects for a company's growth is wrong, or if the Adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the Adviser has placed on it.

Industrial Sector Risk. To the extent the Fund invests a significant portion of its assets in the industrial sector, the Fund's performance could be negatively impacted by events affecting this sector. The industrial sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

Information Technology Sector Risk. The Fund currently invests a portion of its assets in the information technology sector, and therefore the Fund's performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objective.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets, and higher levels of Fund redemptions, which could have a negative impact on the Fund. Trade barriers and other protectionist trade policies (including those in the U.S.) may also have a negative impact on the Fund.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Furthermore, the Fund currently has a large shareholder controlled by the Fund's Adviser, which could redeem shares to the detriment of other shareholders.

REIT Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

Small and Mid-Sized Capitalization Company Risk. Investments in small and mid-sized capitalization companies may be less liquid, and the prices of such securities may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.dfdent.com or by calling (866) 2DF-DENT or (866) 233-3368 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 2DF-DENT or (866) 233-3368
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dfdent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown, the highest return for a quarter was 20.09% for the quarter ended June 30, 2009, and the lowest return was -27.35% for the quarter ended December 31, 2008.

The calendar year-to-date total return as of September 30, 2018 was 19.74%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

S&P 500® Index is a broad-based, unmanaged measure of changes in stock market conditions based on the average performance of stocks of 500 large U.S. companies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DF Dent Premier Growth Fund | DF Dent Premier Growth Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFDPX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
One Year	rr_ExpenseExampleYear01	$ 112
Three Years	rr_ExpenseExampleYear03	375
Five Years	rr_ExpenseExampleYear05	659
Ten Years	rr_ExpenseExampleYear10	$ 1,467
Annual Return 2008	rr_AnnualReturn2008	(42.20%)
Annual Return 2009	rr_AnnualReturn2009	30.30%
Annual Return 2010	rr_AnnualReturn2010	25.30%
Annual Return 2011	rr_AnnualReturn2011	1.70%
Annual Return 2012	rr_AnnualReturn2012	16.28%
Annual Return 2013	rr_AnnualReturn2013	34.51%
Annual Return 2014	rr_AnnualReturn2014	5.03%
Annual Return 2015	rr_AnnualReturn2015	1.54%
Annual Return 2016	rr_AnnualReturn2016	2.43%
Annual Return 2017	rr_AnnualReturn2017	31.84%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.35%)
1 Year	rr_AverageAnnualReturnYear01	31.84%
5 Years	rr_AverageAnnualReturnYear05	14.14%
10 Years	rr_AverageAnnualReturnYear10	8.01%
DF Dent Premier Growth Fund | After Taxes on Distributions | DF Dent Premier Growth Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.04%
5 Years	rr_AverageAnnualReturnYear05	12.77%
10 Years	rr_AverageAnnualReturnYear10	7.32%
DF Dent Premier Growth Fund | After Taxes on Distributions and Sales | DF Dent Premier Growth Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.34%
5 Years	rr_AverageAnnualReturnYear05	11.20%
10 Years	rr_AverageAnnualReturnYear10	6.44%
DF Dent Premier Growth Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
10 Years	rr_AverageAnnualReturnYear10	8.50%
DF Dent Midcap Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DF Dent Midcap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of the DF Dent Midcap Growth Fund (the "Fund") is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees<br /> (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br /> (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights due to a reduction in the expense cap for Investor Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time periods described below. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of medium-size companies ("80% Policy"). For these purposes, the Fund's Adviser defines medium-sized companies as those companies with market capitalizations in the range of $914.9 million to $46.8 billion, which was the two-year average of the market capitalization range of companies in the Russell Midcap Growth® Index on December 31, 2016 and 2017.

The Fund typically invests in U.S.-listed equity securities, consisting of common stocks, preferred stocks, securities convertible into U.S. common stocks, real estate investment trusts ("REITs"), American Depositary Receipts ("ADRs"), and exchange-traded funds ("ETFs"). The Fund invests in equity securities of domestic companies that in the Adviser's view possess superior long-term growth characteristics and have strong, sustainable earnings prospects and reasonably valued stock prices. The Fund may invest in companies that do not have particularly strong earnings histories but do have other attributes that in the Adviser's view may contribute to accelerated growth in the foreseeable future. The Fund is non-diversified, which means that it may concentrate its assets in a limited number of issuers.

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments.

In purchasing Fund investments, the Adviser's process begins with an economic analysis of prospective Fund investments across a range of industries, including, but not limited to, investments in the industrial sector and the information technology sector, in each of which the Fund currently invests a significant portion of its net assets. The Adviser then uses fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, are consistent producers and/or exhibit sustainable growth.

The Adviser may sell a security in the Fund's portfolio if, for example, the Adviser believes it has become overvalued or its fundamentals have changed. The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Fund due to appreciation. In addition, the Fund may strategically invest a significant portion of the Fund's total assets in cash or cash equivalents if in certain market conditions other appropriate investments for the Fund are not available at prices the Adviser believes are favorable to the Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading. Unsponsored ADRs may involve additional risks, and their prices may be more volatile than the prices of sponsored ADRs.

Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund's performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer's credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Equity Risk. Equity holdings, which include common stocks may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. ETF shares trade in the secondary market and may be purchased by the Fund at a premium or discount to their NAV. When selling such securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount.

Growth Company Risk. The Fund's investments in growth securities may be more sensitive to company earnings and more volatile than the market in general primarily because their stock prices are based heavily on future expectations. If the Adviser's assessment of the prospects for a company's growth is wrong, or if the Adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the Adviser has placed on it.

Industrial Sector Risk. To the extent the Fund invests a significant portion of its assets in the industrial sector, the Fund's performance could be negatively impacted by events affecting this sector. The industrial sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

Information Technology Sector Risk. The Fund currently invests a portion of its assets in the information technology sector, and therefore the Fund's performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

Initial Public Offering Risk. The Fund may purchase securities in an IPO. Securities purchased in an IPO may be illiquid, and therefore more difficult to sell promptly at the most favorable price, and may be subject to substantial price volatility due to factors such as unseasoned trading, lack of investor knowledge of the company, and limited operating history.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objective.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets, and higher levels of Fund redemptions, which could have a negative impact on the Fund. Trade barriers and other protectionist trade policies (including those in the U.S.) may also have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers may expose it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Furthermore, the Fund currently has a large shareholder controlled by the Fund's Adviser, which could redeem shares to the detriment of other shareholders.

REIT Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

Small and Mid-Sized Capitalization Company Risk. Investments in small and mid-sized capitalization companies may be less liquid, and the prices of such securities may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers may expose it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Shares from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. The historical performance of the Fund's Investor Class shares is used to calculate the performance of the Fund's Institutional Class shares. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same charges and expenses. The performance figures have not been adjusted to reflect applicable class fees and expenses. Updated performance information is available at www.dfdent.com or by calling (866) 2DF-DENT or (866) 233-3368 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Shares from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 2DF-DENT or (866) 233-3368
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dfdent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown, the highest return for a quarter was 14.22% for the quarter ended September 30, 2013, and the lowest return was -7.99% for the quarter ended September 30, 2015.

The calendar year-to-date total return as of September 30, 2018 was 17.13%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Fund's Investor Shares and after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Fund's Investor Shares and after-tax returns for other share classes will vary.

DF Dent Midcap Growth Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFDMX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount redeemed, if applicable)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.98%	[2]
One Year	rr_ExpenseExampleYear01	$ 100
Three Years	rr_ExpenseExampleYear03	383
Five Years	rr_ExpenseExampleYear05	687
Ten Years	rr_ExpenseExampleYear10	$ 1,550
Annual Return 2012	rr_AnnualReturn2012	18.31%
Annual Return 2013	rr_AnnualReturn2013	42.69%
Annual Return 2014	rr_AnnualReturn2014	2.03%
Annual Return 2015	rr_AnnualReturn2015	0.79%
Annual Return 2016	rr_AnnualReturn2016	4.24%
Annual Return 2017	rr_AnnualReturn2017	31.22%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.99%)
1 Year	rr_AverageAnnualReturnYear01	31.22%
5 Years	rr_AverageAnnualReturnYear05	14.95%
Since Inception	rr_AverageAnnualReturnSinceInception	13.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2011
DF Dent Midcap Growth Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFMGX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount redeemed, if applicable)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[2]
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	361
Five Years	rr_ExpenseExampleYear05	657
Ten Years	rr_ExpenseExampleYear10	$ 1,497
1 Year	rr_AverageAnnualReturnYear01	31.22%	[4]
5 Years	rr_AverageAnnualReturnYear05	14.95%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	13.53%	[4]
DF Dent Midcap Growth Fund | After Taxes on Distributions | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.13%
5 Years	rr_AverageAnnualReturnYear05	14.25%
Since Inception	rr_AverageAnnualReturnSinceInception	13.00%
DF Dent Midcap Growth Fund | After Taxes on Distributions and Sales | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.75%
5 Years	rr_AverageAnnualReturnYear05	11.83%
Since Inception	rr_AverageAnnualReturnSinceInception	10.87%
DF Dent Midcap Growth Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.27%
5 Years	rr_AverageAnnualReturnYear05	15.30%
Since Inception	rr_AverageAnnualReturnSinceInception	11.97%
DF Dent Small Cap Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DF Dent Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of the DF Dent Small Cap Growth Fund (the "Fund") is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights due to a reduction in the expense cap for Investor Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time periods described below. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies with small market capitalizations ("80% Policy"). For these purposes, the Adviser considers small market capitalization companies to be those that at the time of initial purchase are within the range of the Russell 2000® Growth Index or the S&P SmallCap 600® Index during the most recent 12 month period (which was $7.6 million to $16.7 billion as of September 30, 2018).

The Fund typically invests in U.S. exchange-listed equity securities, consisting of common stocks, preferred stocks, real estate investment trusts ("REITs"), sponsored and unsponsored American Depositary Receipts ("ADRs") and exchange-traded funds ("ETFs"). The Fund may also invest in securities convertible into U.S. common stocks. The Fund invests in equity securities of companies that in the Adviser's view possess superior long-term growth characteristics and have strong, sustainable earnings prospects and/or reasonably valued stock prices. The Fund may invest in companies that do not have particularly strong earnings histories but do have other attributes that in the Adviser's view may contribute to accelerated growth in the foreseeable future, including initial public offerings ("IPOs"). The Fund is non-diversified, which means that it may concentrate its assets in a limited number of issuers. As of the Fund's fiscal year end, it had significant exposure to the information technology and industrial sectors.

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. In purchasing Fund investments, the Adviser's process begins with an economic analysis of prospective Fund investments across a range of industries. The Adviser then uses in-house and other fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, are consistent producers and/or exhibit sustainable growth.

The Adviser may sell a security in the Fund's portfolio if, for example, the Adviser believes it has become overvalued, its fundamentals have changed or it is no longer appropriate for the portfolio. The Adviser may also change the weighting in a stock if it becomes overweighted in the portfolio due to appreciation. In addition, the Fund may strategically invest a significant portion of the Fund's total assets in cash or cash equivalents if in certain market conditions other appropriate investments for the Fund are not available at prices the Adviser believes are favorable to the Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading. Unsponsored ADRs may involve additional risks, and their prices may be more volatile than the prices of sponsored ADRs.

Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund's performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Consumer Discretionary Sector Risk. Consumer discretionary products and services are non-essential products and services whose demand tends to increase as consumers' disposable income increases, such as automobiles, apparel, electronics, home furnishings, and travel and leisure products and services. Investments in this sector can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products. The prices of raw materials fluctuate in response to a number of factors, including changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies and seasonal and weather conditions. Companies in the consumer discretionary sector may be subject to severe competition, which may also have an adverse impact on their profitability.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer's credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Equity Risk. Equity holdings, which include common stocks may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. ETF shares trade in the secondary market and may be purchased by the Fund at a premium or discount to their NAV. When selling such securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount.

Growth Company Risk. The Fund's investments in growth securities may be more sensitive to company earnings and more volatile than the market in general primarily because their stock prices are based heavily on future expectations. If the Adviser's assessment of the prospects for a company's growth is wrong, or if the Adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the Adviser has placed on it.

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations changing costs of medical products and services, limited product lines, and product liability claims, among other things. Many healthcare companies are heavily dependent on patent protection, which may be time consuming and costly, and the expiration of a company's patent may adversely affect that company's profitability. Healthcare companies may be thinly capitalized and susceptible to product obsolescence. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, which may be time consuming and costly and with no guarantee that the product will come to market.

Industrial Sector Risk. To the extent the Fund invests a significant portion of its assets in the industrial sector, the Fund's performance could be negatively impacted by events affecting this sector. The industrial sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

Information Technology Sector Risk. The Fund currently invests a portion of its assets in the information technology sector, and therefore the Fund's performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

Initial Public Offering Risk. The Fund may purchase securities in an IPO. Securities purchased in an IPO may be illiquid, and therefore more difficult to sell promptly at the most favorable price, and may be subject to substantial price volatility due to factors such as unseasoned trading, lack of investor knowledge of the company, and limited operating history.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objective.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets, and higher levels of Fund redemptions, which could have a negative impact on the Fund. Trade barriers and other protectionist trade policies (including those in the U.S.) may also have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers may expose it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Furthermore, the Fund currently has a large shareholder controlled by the Fund's Adviser, which could redeem shares to the detriment of other shareholders.

REIT Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

Small Capitalization Company Risk. The Fund's investments in small capitalization companies may be less liquid and their securities' prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers may expose it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Shares from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. The historical performance of the Fund's Investor Class shares is used to calculate the performance of the Fund's Institutional Class shares. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same charges and expenses. The performance figures have not been adjusted to reflect applicable class fees and expenses. Updated performance information is available at www.dfdent.com or by calling (866) 2DF-DENT or (866) 233-3368 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Shares from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 2DF-DENT or (866) 233-3368
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dfdent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown, the highest return for a quarter was 8.81% for the quarter ended June 30, 2016, and the lowest return was -11.21% for the quarter ended September 30, 2015.

The calendar year-to-date total return as of September 30, 2018 was 21.30%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Fund's Investor Shares and after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Russell 2000® Growth Index measures the performance of the small cap growth segment of the U.S. equity universe. It includes those Russell Small Cap Index companies with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Fund's Investor Shares and after-tax returns for other share classes will vary.

DF Dent Small Cap Growth Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFDSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount redeemed, if applicable)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.04%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[2]
One Year	rr_ExpenseExampleYear01	$ 107
Three Years	rr_ExpenseExampleYear03	762
Five Years	rr_ExpenseExampleYear05	1,442
Ten Years	rr_ExpenseExampleYear10	$ 3,259
Annual Return 2014	rr_AnnualReturn2014	3.46%
Annual Return 2015	rr_AnnualReturn2015	(4.16%)
Annual Return 2016	rr_AnnualReturn2016	16.45%
Annual Return 2017	rr_AnnualReturn2017	15.58%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.21%)
1 Year	rr_AverageAnnualReturnYear01	15.58%
Since Inception	rr_AverageAnnualReturnSinceInception	9.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2013
DF Dent Small Cap Growth Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFSGX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount redeemed, if applicable)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.96%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[2]
One Year	rr_ExpenseExampleYear01	$ 97
Three Years	rr_ExpenseExampleYear03	715
Five Years	rr_ExpenseExampleYear05	1,360
Ten Years	rr_ExpenseExampleYear10	$ 3,092
1 Year	rr_AverageAnnualReturnYear01	15.58%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	9.49%	[6]
DF Dent Small Cap Growth Fund | After Taxes on Distributions | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.58%
Since Inception	rr_AverageAnnualReturnSinceInception	9.33%
DF Dent Small Cap Growth Fund | After Taxes on Distributions and Sales | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.82%
Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
DF Dent Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.17%
Since Inception	rr_AverageAnnualReturnSinceInception	10.46%

[1]	D.F. Dent and Company, Inc. (the "Adviser") has contractually agreed to waive a portion of its fee and/ or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.10% on the first $150 million in Fund net assets and to 0.90% on net assets exceeding $150 million through October 31, 2019 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/ reimbursed.
[2]	Expense information in the table has been restated to reflect current fees. Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights due to a reduction in the expense cap for Investor Shares.
[3]	D.F. Dent and Company, Inc. (the "Adviser") has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor Shares and Institutional Shares to 0.98% and 0.85%, respectively, through October 31, 2019 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.
[4]	Institutional Shares commenced operations on November 29, 2017. Performance for the 1 year, 5 year and Since Inception are a blended average annual return which include the returns of Investor Shares (inception date July 1, 2011) prior to the commencement of operations of Institutional Shares.
[5]	D.F. Dent and Company, Inc. (the "Adviser") has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor Shares and Institutional Shares to 1.05% and 0.95%, respectively, through October 31, 2019 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.
[6]	Institutional Shares commenced operations on November 29, 2017. Performance for the 1 year and Since Inception periods is a blended average annual return which includes the returns of Investor Shares (inception date July 1, 2011) prior to the commencement of operations of Institutional Shares.